CONVERTIBLE PROMISSORY NOTES, NET	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES, NET

NOTE 16 – CONVERTIBLE PROMISSORY NOTES, NET

On April 12, 2023, the Company entered into a Securities Purchase Agreement (the “SPA”) with Lind Global Fund II LP (the “Investor”). Pursuant to the SPA, the Company agreed to issue to the Investor up to three secured convertible promissory notes in the aggregate principal amount of $6,000,000 for a purchase price of an aggregate of $5,000,000 and up to 5,601,613 warrants to acquire up to 5,601,613 shares of the Company’s common stock.

On April 12, 2023, the Company issued first tranche of convertible promissory note of $2,520,000 with maturity date of April 12, 2025 and no interest and issued warrant exercisable for 60 months to acquire 2,532,678 shares of common stock at $0.8926 per share. The note may convert into common shares at the option of the Holder. The conversion price is the lesser of: (i) $0.90; or (ii) 90% of the lowest single VWAP during the 20 Trading Days prior to conversion of the note; provided that in no event shall the conversion price be less than $0.18176 (the “Floor Price”). Debt issuance cost of $457,304, original issue discount of $420,000 and additional discount of $1,642,696 are recognized as reduction from the principal amount of the note and will be amortized over the life of the note utilizing straight-line method.

On May 23, 2023, the Company issued second tranche of convertible promissory note of $1,680,000 with maturity date of May 23, 2025 and no interest and issued warrant exercisable for 60 months to acquire 1,568,542 shares of common stock at $0.7316 per share. The note may convert into common shares at the option of the Holder. The conversion price is the lesser of: (i) $0.90; or (ii) 90% of the lowest single VWAP during the 20 Trading Days prior to conversion of the note; provided that in no event shall the conversion price be less than $0.18176 (the “Floor Price”). Debt issuance cost of $245,000, original issue discount of $280,000 and additional discount of $1,133,395 are recognized as reduction from the principal amount of the note and will be amortized over the life of the note utilizing straight-line method.

The notes consist of the following components as of September 30, 2023:

Principal	$4,200,000
Debt discount	(4,178,395)
Interest expense	975,499
Net Carrying Balance at September 30, 2023	$997,104

As of the period ended September 30, 2023, debt discount of the convertible notes consisted of following:

Start Date	End Date	Debt Discount At Debt Issuance	Amortization	Debt Discount As of September 30, 2023
April 12, 2023	April 12, 2025	$2,520,000	$630,000	$1,890,000
May 23, 2023	May 23, 2025	1,658,395	345,499	1,312,896
Total		$4,178,395	$975,499	$3,202,896